Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Schedule of Marketable Securities	The following is a summary of marketable securities held as of December 31, 2023 and 2022:
	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$58,319	$4	$(1,031)	$57,292
Government debentures	-	-	-	-

	58,319	4	(1,031)	57,292
Matures after one through four years:
Corporate debentures	222,766	179	(7,565)	215,380
Government debentures	8,109	-	(286)	7,823

	230,875	179	(7,851)	223,203

Total	$289,194	$183	$(8,882)	$280,495
	December 31, 2022
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$13,394	$-	$(176)	$13,218
Government debentures	7,356	-	(194)	7,162

	20,750	-	(370)	20,380
Matures after one through four years:
Corporate debentures	254,909	12	(16,573)	238,348
Government debentures	8,115	-	(493)	7,622

	263,024	12	(17,066)	245,970

Total	$283,774	$12	$(17,436)	$266,350

Schedule of Investments with Continuous Unrealized Losses	Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values, were as follows as of December 31, 2023 and 2022:
	December 31, 2023
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$13,456	$(73)	$226,925	$(8,523)	$240,381	$(8,596)
Government debentures	-	-	7,823	(286)	7,823	(286)

Total	$13,456	$(73)	$234,748	$(8,809)	$248,204	$(8,882)
	December 31, 2022
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$143,402	$(7,666)	$103,890	$(9,083)	$247,292	$(16,749)
Government debentures	6,735	(317)	8,048	(370)	14,783	(687)

Total	$150,137	$(7,983)	$111,938	$(9,453)	$262,075	$(17,436)